Consolidated Statements of (Earnings) Loss and Comprehensive (Income) Loss $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Operating expenses:
Exploration and evaluation	$ 9,217	$ 15,355
Fees, salaries and other employee benefits	3,199	3,694
Insurance	728	637
Legal and professional	804	1,983
Marketing and investor relations	809	1,093
Office and administration	398	606
Regulatory and compliance	218	371
Other expenses (income)	15,373	23,739
Other income, net:
Net gain on disposition of mineral interests	48,390	0
Unrealized net loss on marketable securities	135	869
Realized net loss on marketable securities	0	311
Net loss from associates	5,880	0
Amortization of flow-through share premium	3,124	4,520
Impairment expense	5,506	42
Accretion on provision for site reclamation and closure	94	69
Interest expense	115	98
Interest income	228	36
Foreign exchange loss	9	14
Other	(91)	39
Loss From Continuing Operations Before Taxes	(40,094)	(3,114)
(Earnings) loss before taxes	(24,721)	20,625
Exploration tax credits refunded	(187)	(3,835)
Net (earnings) loss for the year	(24,908)	16,790
Other comprehensive loss, net of tax
Unrealized currency loss on translation of foreign operations	3	0
Total comprehensive (income) loss for the year	$ (24,905)	$ 16,790
(Earnings) loss per share:
Basic and diluted (earnings) loss per share | $ / shares	$ (0.18)	$ 0.14